Interim Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,072,376	$ 1,665,395
Prepaid expenses and other current assets	963,511	560,157
Total current assets	4,035,887	2,225,552
Deferred offering costs	296,154
Property and equipment, net	5,303	7,290
Other assets	283	283
Total assets	4,337,628	2,233,125
Current liabilities:
Accounts payable, including a related party of $10,000 and $15,000, as of June 30, 2025 and December 31, 2024, respectively	1,021,052	515,486
Other accrued liabilities	434,069	311,278
Total liabilities	1,455,121	826,764
Commitments and contingencies (Note 5)
Shareholders’ equity(deficit)
Preferred shares value	21,424	8,586
Preferred shares value	42,539
Common shares, CHF 0.03 ($0.0369) par value, 4,152,056 registered shares issued and outstanding at June 30, 2025 and 3,159,535 at December 31, 2024, respectively.	153,141	118,918
Additional paid-in capital	77,361,856	75,600,478
Accumulated deficit	(74,805,306)	(74,430,474)
Accumulated other comprehensive loss	108,853	108,853
Total shareholders’ equity (deficit)	2,882,507	1,406,361
Total liabilities and shareholders’ equity (deficit)	$ 4,337,628	$ 2,233,125